Inventories (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Inventories (Details) - Schedule of Inventories [Line Items]
Inventories	$ 1,636,245	$ 5,105,770
Robots at warehouse [Member]
Inventories (Details) - Schedule of Inventories [Line Items]
Inventories	4,976,219	5,553,859
Robots in transit [Member]
Inventories (Details) - Schedule of Inventories [Line Items]
Inventories	46,950
Security equipment [Member]
Inventories (Details) - Schedule of Inventories [Line Items]
Inventories	415,036	494,793
Impairment provision for inventories [Member]
Inventories (Details) - Schedule of Inventories [Line Items]
Inventories	$ (3,801,960)	$ (942,882)